Segmented information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Revenue	$ 21,907	$ 21,694	$ 23,065
Cost of goods sold	(8,818)	(7,705)	(6,990)
Operating expenses	(15,826)	(14,843)
Other income	1,860		346
Finance income (expense), net	165	65	(206)
Foreign exchange loss (gain), net	71	108	(52)
Profit (Loss) before income taxes	(783)	(897)	$ 1,385
Marketing and Distribution of Commercial Products [Member]
Statement [Line Items]
Revenue	11,076	12,118
Cost of goods sold	(3,886)	(3,959)
Operating expenses	(12,325)	(9,903)
Other income	1,860
Finance income (expense), net	(19)	11
Foreign exchange loss (gain), net	(71)	(108)
Profit (Loss) before income taxes	(3,365)	(1,841)
Retail and Mail Order Pharmacy [Member]
Statement [Line Items]
Revenue	10,831	9,576
Cost of goods sold	(4,932)	(3,746)
Operating expenses	(3,501)	(4,940)
Other income	0
Finance income (expense), net	184	54
Foreign exchange loss (gain), net	0	0
Profit (Loss) before income taxes	$ 2,582	$ 944